                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07564

             Morgan Stanley California Quality Municipal Securities
               (Exact name of registrant as specified in charter)

                 522 Fifth Avenue, New York, New York     10036
             (Address of principal executive offices)   (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2007

Date of reporting period: July 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                 COUPON  MATURITY
THOUSANDS                                                                                  RATE     DATE       VALUE
---------                                                                                 ------  --------  -----------

           TAX-EXEMPT MUNICIPAL BONDS  (158.0%)
           CALIFORNIA  (156.1%)
$   1,240  ABAG Finance Authority for Nonprofit Corporations, California School
              of Mechanical Art - Lick-Wilmeading High School Ser 2002                      5.25% 10/01/26  $   1,283,474
    4,000  Anaheim Public Financing Authority, California, Anajeim Electric Ser
              2007-A (MBIA)**                                                               4.50  10/01/37      3,826,120
    3,000  Bay Area Toll Authority, San Francisco Bay Area Toll Bridge 2006 Ser F           5.00  04/01/31      3,120,690
    1,000  Calfornia Health Facilities Financing Authority, Kaiser Permanente Ser
              2006 A                                                                        5.25  04/01/39      1,019,450
    2,500  California County Tobacco Securitization Agency, Gold County
              Settlement Funding Corp Ser 2006                                              5.25  06/01/46      2,386,525
    2,000  California Department of Water Resources, Central Valley Ser Y
              (FGIC)                                                                        5.25  12/01/19      2,116,540
    5,000  California Economic Recovery, Ser 2004 A                                         5.00  07/01/16      5,215,350
    2,000  California Edlucational Facilities Authority, Claremont Graduate
              University 2007 Ser A                                                         5.00  03/01/42      2,007,480
    2,000  California Educational Facilities Authority, Pitzer College Ser 2005 A           5.00  04/01/30      2,044,580
    1,000  California Educational Facilities Authority, University of Redlands Ser
              2005 A                                                                        5.00  10/01/31      1,022,130
    2,555  California Health Facilities Financing Authority, Catholic Healthcare
              West 2004 Ser G                                                               5.25  07/01/23      2,624,164
    3,000  California Health Facilities Financing Authority, Cedars-Sinai Medical
              Center Ser 1997 A (MBIA Insd)                                                 5.25  08/01/27      3,062,730
    2,000  California Health Facilities Financing Authority, Cedars-Sinai Medical
              Center Ser 2005                                                               5.00  11/15/34      2,014,020
      450  California Housing Finance Agency, 1995 Ser B-2 (AMT)                            6.30  08/01/24        454,091
    2,000  California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)**                4.70  08/01/31      1,914,810
    2,000  California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)**                4.75  08/01/36      1,913,580
    5,000  California Infrastructure & Economic Development Bank, Kaiser
              Hospital Assistance Ser 2001 A                                                5.55  08/01/31      5,180,350
    2,000  California Infrastructure & Economic Development Bank, The Scripps
              Research Institute Ser 2005 A                                                 5.00  07/01/29      2,061,200
    4,000  California Municipal Finance Authority, Community Hospital Central California    5.25  02/01/37      4,022,280
      500  California Municipal Finance Authority, American Heritage Education
              Foundation Ser 2006 A                                                         5.25  06/01/26        504,360
    2,500  California Pollution Control Financing Authority, San Diego Gas &
              Electric Co 1996 Ser A                                                        5.90  06/01/14      2,671,175
    1,000  California Public Works Board, Butterfield State Office 2005 Ser A               5.25  06/01/30      1,045,960
    2,000  California Public Works Board, Mental Health 2004 Ser A                          5.00  06/01/24      2,058,740
    2,965  California Public Works Board, Mental Health 2004 Ser A                          5.00  06/01/25      3,048,554
       60  California Rural Home Financing Authority, 1997 Ser A-2 (AMT)                    7.00  09/01/29         60,854
       65  California Rural Home Financing Authority, Home 1998 Ser A (AMT)                 6.35  12/01/29         66,433
    1,400  California State University, Ser 2003 A (FGIC)                                   5.25  11/01/21      1,480,542
    1,200  California State University, Ser 2005 A (Ambac)                                  5.00  11/01/35      1,240,788
    3,000  California Statewide Community Development Authority, Adventist
              Healthwest 2005 Ser A                                                         5.00  03/01/35      3,001,740
    1,000  California Statewide Community Development Authority, Huntington
              Memorial Hospital Ser 2005                                                    5.00  07/01/27      1,011,690
    1,250  California Statewide Community Development Authority,
              Anheuser-Bush Ser 2007 (AMT)                                                  4.80  09/01/46      1,192,175
    5,000  California, Various Purpose Dtd 04/01/02                                         6.00  04/01/19      5,765,600
    1,375  California, Various Purpose Dtd 04/01/93                                         5.90  04/01/23      1,378,974
    8,000  California, Various Purpose Dtd 11/01/06**                                       4.50  10/01/36      7,547,040
    1,000  Capistrano Unified School District, Community Facilities District #98-2
              Ladera Ser 2005 (FGIC)                                                        5.00  09/01/29      1,037,990

    2,500  Central California Joint Powers Health Financing Authority,
              Community Hospitals of Central California Ser 2000 COPs                       6.00  02/01/30      2,660,450
    1,000  Culver City Redevelopment Agency, Ser 2005 A (Ambac)                             5.00  11/01/25      1,034,640
    1,500  Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A
               COPs (MBIA)                                                                  5.00  07/01/32      1,553,415
    2,000  Golden State Tobacco Securitization Corporation, California, Enhanced
              Asset Backed Ser 2005 A                                                       5.00  06/01/45      2,012,100
    4,000  Golden State Tobacco Securitization Corporation, California, Enhanced
              Asset Backed Ser 2007 A**                                                     5.75  06/01/47      4,125,420
    2,000  Golden State Tobacco Securitization Corporation, California, Enhanced
              Asset Backed Ser Refg 2007 A **                                              5.125  06/01/47      1,868,540
    1,000  Independent Cities Lease Financing Authority, San Juan Mobile Estates
              Ser 2006 A                                                                    5.00  05/15/31      1,001,690
    1,500  Indepenent Cities Leasefin Authority, Mobile Home PK Ref-Westlake
              Mobilhome PK-A                                                                5.00  04/15/47      1,479,480
    4,000  Irvine Unified School District, Community Facilities District #86-1 Ser
              1998 (Ambac)                                                                  5.00  11/01/19      4,121,160
    3,000  Los Angeles Department of Water & Power, 2003 Ser A Subser A-2
              (MBIA) ++                                                                     5.00  07/01/22      3,118,410
    2,000  Los Angeles Department of Water & Power, California, 2001 Ser A                  5.00  07/01/24      2,020,840
    4,000  Los Angeles Department of Water & Power, Water 2001 Ser A                       5.125  07/01/41      4,067,880
    2,000  Los Angeles Wastewater Refg Ser 2003 B (FSA)                                     5.00  06/01/22      2,078,540
    8,400  Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC)          5.00  10/01/27      8,712,311
    2,000  Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA)               5.00  09/01/22      2,075,140
    2,000  Modesto Community Facilities District #4-1, Ser 2006                             5.15  09/01/36      1,992,440
    4,000  Modesto Irrigation District, Ser 2001 A COPs (FSA)                               5.00  07/01/31      4,078,360
    3,000  Port of Oakland, Refg Ser N (AMT) (MBIA)                                         5.00  11/01/22      3,066,420
    3,010  Poway Redevelopment Agency, Paguay Redev 2003 Ser A (MBIA)**                     5.25  06/15/22      3,160,666
    3,390  Poway Redevelopment Agency, Paguay Redev 2003 Ser A (MBIA)**                     5.25  06/15/23      3,559,686
    3,780  Poway Redevelopment Agency, Paguay Redev 2003 Ser A (MBIA)**                     5.25  06/15/24      3,969,208
    6,900  Poway Unified School District, 2002 Ser A  (MBIA)                                5.00  08/01/27      7,153,023
    2,000  Riverside, Water Ser 2001 (FGIC)                                                 5.00  10/01/11 +    2,115,420
    2,770  Sacramento City Financing Authority, 2003 Capital Improvement
              (Ambac)                                                                       5.00  12/01/13 +    2,959,413
    4,000  Sacramento County Sanitation Districts Financing Authority, Refg Ser
              2001 (Ambac)                                                                  5.00  12/01/27      4,109,120
    2,000  San Diego County Water Authority, California, Ser 2004 A COPs (FSA)              5.00  05/01/29      2,066,660
    1,100  San Diego County, Burnham Institute for Medical Research Ser 2006 COPs           5.00  09/01/34      1,095,105
    4,000  San Diego Public Facilities Authority, Sewer Ser 1993 A                          5.25  05/15/20      4,002,200
    2,000  San Diego Redevelopment Agency, Centre City Ser 2004 A (XLCA)                    5.00  09/01/23      2,075,360
    3,360  San Francisco City & County, Laguna Honda Hospital (FSA)**                       5.00  06/15/30      3,469,217
      160  San Francisco City & County, Laguna Honda Hospital RITES PA 1387
              (FSA)                                                                        6.732# 06/15/30        180,803
    5,000  San Francisco Public Utilities Commission, Water Refg Ser A 2001
              (FSA)                                                                         5.00  11/01/31      5,113,850
    2,000  San Jose Financing Authority, Civic Center Ser 2002 B (Ambac)                    5.00  06/01/37      2,043,320
    4,000  San Jose, Airport Ser 2001 A (FGIC)                                              5.00  03/01/31      4,071,320
    2,610  Santa Clara, Sub Ser 2003 A (MBIA)                                               5.00  07/01/23      2,705,709
    2,735  Santa Clara, Sub Ser 2003 A (MBIA)                                               5.00  07/01/24      2,829,494
    6,000  Silicon Valley Tobacco Securitization Authority, Santa Clara Tobacco
              Securitization Corp Ser 2007                                                  0.00  06/01/36      1,191,780
    1,000  Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)                    5.00  09/01/30      1,029,090
    2,000  Tobacco Securitization Authority of Northern California, Sacramento
              County Tobacco Securitization Corporation Ser 2006 A-1                        5.00  06/01/37      1,858,200
    2,000  Turlock Irrigation District, Refg 1998 Ser A (MBIA)                              5.00  01/01/26      2,036,800
    5,000  University of California, Ser 2003 A (Ambac)                                     5.00  05/15/33      5,159,250
    4,160  University of California, Ser 2007-J (FSA)**                                     4.50  05/15/31      4,048,699
    3,840  University of California, Ser 2007-J (FSA)**                                     4.50  05/15/35      3,737,261
    1,000  Washington Unified School District, 2004 Ser A (FGIC)                            5.00  08/01/21      1,044,470
                                                                                                            -------------
                                                                                                              208,254,539
                                                                                                            -------------

           PUERTO RICO  (1.9%)
    3,000  Puerto Rico Public Buildings Authority, Ser D (Ambac)                            0.00  07/01/30      2,566,170
                                                                                                            -------------
           TOTAL TAX-EXEMPT MUNICIPAL BONDS                                                                   210,820,709
                                                                                                            -------------
           (Cost $207,001,712)
           SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.0%)
      700  Adelanto Public Utility Authority, Ser 2005 A (Ambac) (Demand 08/01/07)          3.65* 11/01/34        700,000
      300  California Deptartment of Water Suber F-4 (Demand 08/01/07)                      3.59* 05/01/22        300,000
    1,900  California Educational Facilities Authority, Stanford University Ser S-4
              (Demand 08/01/07)                                                             3.60* 11/01/50      1,900,000
    1,500  California Health Facilities Finance Authority, Adventist West Ser 1998
               Ser B (Demand 08/01/07)                                                      3.61* 09/01/28      1,500,000
    1,000  Menlo Park California Community Development Agency, Las Pulgas
              Community Development (AMBAC Insd) (Demand 08/01/07)                          3.65* 01/01/31      1,000,000
                                                                                                            -------------
           TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
           (Cost $5,400,000)                                                                                    5,400,000
                                                                                                            -------------
  217,175  TOTAL INVESTMENTS
  -------- (Cost $212,401,712)                                                                                216,220,709
                                                                                                            -------------
           FLOATING RATE NOTES RELATED TO SECURITIES HELD  (-22.6%)
  (30,110) Notes with interest rates ranging from 3.61% to 3.65% at July 31, 2007 and
  --------    contractual maturities of collateral ranging from 06/15/22 to 06/01/47 +++
              (a)
           (Cost ($30,110,000))                                                                               (30,110,000)
                                                                                                            -------------
 $187,065  TOTAL NET INVESTMENTS
 ========= (Cost $182,291,712) (b) (c)                                                               139.4%   186,110,709
           OTHER ASSETS IN EXCESS OF LIABILITIES                                                       1.8      2,368,810
           PREFERRED SHARES OF BENEFICIAL INTEREST                                                   (41.2)   (55,028,449)
                                                                                                  --------  -------------
           NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                              100.0% $ 133,451,070
                                                                                                  ========  =============

-----------
Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to maturity.

RITES Residual Interest Tax-Exempt Security (Illiquid security).

+     Prefunded to call date shown.

++    A portion of this security has been physically segregated in connection with open futures contracts in the amount of $78,500.

+++   Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at July 31, 2007.

*     Current coupon rate of variable rate demand obligation.

**    Underlying securities related to inverse floaters entered into by the
      Trust.

#     Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $180,803, which represents 0.1% of net assets applicable to common shareholders.

(a)   Floating Rate Note Obligations Related to Securities Held - The Trust
      enters into transactions in which it transfers to Dealer Trusts ("Dealer
      Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the
      Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer
      Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2)
      to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer
      Trust for redemption at par at each reset date. At July 31, 2007, Trust investments with a value of $43,321,050 are held by the Dealer Trust and serve as collateral for the $30,110,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at July 31, 2007 are presented in the "Portfolio of Investments".

(b)   Securities have been designated as collateral in an amount equal to
      $8,619,502 in connection with open futures contracts an an open swap contract.

(c)   The aggregate cost for federal income tax purposes is $182,278,592. The aggregate gross unrealized appreciation is $5,503,588 and the aggregate gross unrealized depreciation is $1,671,471 resulting in net unrealized appreciation of $3,832,117.

Bond Insurance:
---------------
Ambac Ambac Assurance Corporation.
FGIC  Financial Guaranty Insurance Company.
FSA   Financial Security Assurance Inc.
MBIA  Municipal Bond Investors Assurance Corporation.
XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

NUMBER OF                    DESCRIPTION, DELIVERY      UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT           MONTH AND YEAR         AMOUNT AT VALUE   DEPRECIATION
--------------------------------------------------------------------------------------

   30          Short     U.S. Treasury Notes 20 Year,
                               September 2007             $(3,301,875)      $ (2,895)

   50          Short     U.S. Treasury Notes 10 Year,
                               September 2007              (5,371,094)       (17,716)
                                                                            --------
               Total Unrealized Depreciation.........                       $(20,611)
                                                                            ========

INTEREST RATE SWAP CONTRACT OPEN JULY 31, 2007:

                       NOTIONAL
                        AMOUNT        PAYMENTS            PAYMENTS         TERMINATION    UNREALIZED
  COUNTERPARTY         (000'S)      MADE BY TRUST     RECEIVED BY TRUST      DATE        APPRECIATION
-----------------------------------------------------------------------------------------------------

JPMorgan Chase & Co.    $5,000    Fixed Rate 5.79%   Floating Rate 3.85%  August 24, 2017   $45,424
                                                                                            =======

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Quality Municipal Securities

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
September 20, 2007

                                        3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Quality Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Ronald E. Robison
                                        ----------------------------------------
                                        Ronald E. Robison
                                        Principal Executive Officer

                                        4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley California
     Quality Municipal Securities;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: September 20, 2007

                                        /s/ Francis Smith
                                        ----------------------------------------
                                        Francis Smith
                                        Principal Financial Officer

                                        5